Deferred Revenues	12 Months Ended
Dec. 31, 2021
Deferred Revenues
Deferred Revenues

Note 11 – Deferred Revenues

Arrangements with customers include multiple deliverables, consisting of an initial delivery of seeds and a contingent portion of the sale that is dependent on the customers future harvest of the seeds. Deferred revenues associated with these multiple-element arrangements were $30,164 at December 31, 2021. Related deferred cost of goods sold were $19,470, resulting in deferred gross margins of $10,964, that is expected to be recognized upon the customers’ completion of their harvests in 2022.

ONE WORLD PRODUCTS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS